Consolidated Statement of Changes In Equity (Parentheticals) - $ / shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Authorized share capital (in shares)	2,500,000,000	2,500,000,000	2,500,000,000
Nominal value (in dollars per share)	$ 1	$ 1	$ 1
Shares issued (in shares)	1,180,536,830	1,180,536,830	1,180,536,830